Intangible assets (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Additions	R$ 230	R$ 232
Intangible assets financing - Addition	(2)
Total	R$ 228	R$ 232